FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Expected loss provision	€ 2,435	€ 2,415	€ 1,755
Accounts receivables
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 18,666	€ 10,646
Expected loss rate	13.05%	22.68%
Expected loss provision	€ 2,435	€ 2,415
Accounts receivables | Less than 1 month
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 15,759	€ 8,494
Expected loss rate	3.46%	6.48%
Expected loss provision	€ 545	€ 550
Accounts receivables | Greater than 1 month and Less than 3 months
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 1,313	€ 747
Expected loss rate	40.21%	71.62%
Expected loss provision	€ 528	€ 535
Accounts receivables | Greater than 3 months
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 1,594	€ 1,405
Expected loss rate	85.45%	94.66%
Expected loss provision	€ 1,362	€ 1,330